NOTE 25 - Income Taxes: Schedule of Components of the income or loss before the provision for income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Components of the income or loss before the provision for income taxes

The components of the income or loss before the provision for income taxes for the years ended December 31, 2025, and 2024 were as follows:

	December 31, 2025	December 31, 2024
Canada	(4,505)	(7,542)
Israel	(6,630)	(5,125)
United States	76	(238)
Total income or loss before income taxes	(11,059)	(12,905)